Shareholder Report, Average Annual Return (Details) 197255_Pacer Lunt Large Cap Alternator ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Lunt Large Cap Alternator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Lunt Large Cap Alternator ETF NAV
Average Annual Return, Percent	33.21%	3.12%	12.96%
Lunt Capital U.S. Large Cap Equity Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lunt Capital U.S. Large Cap Equity Rotation Index
Average Annual Return, Percent	34.02%	3.83%	13.83%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	17.55%